Unaudited Condensed Consolidated Cash Flow Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net income	$ 325,638	$ 106,683
Depreciation - owned or sale and leaseback vessels	82,688	85,159
Depreciation - right of use assets for vessels	18,003	19,488
Amortization of restricted stock	16,574	10,676
Amortization of deferred financing fees	2,548	3,484
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities	824	4,543
Loss on sales of vessels and write-down of vessel held for sale	0	69,218
Accretion of Convertible Notes	0	7,748
Accretion of fair value measurement on debt assumed from historical acquisitions	656	1,396
Gain on Convertible Notes exchange	0	(412)
Share of income from dual fuel tanker joint venture	(2,395)	(133)
Cash flows from (used in) operations before changes in working capital	444,536	307,850
Changes in assets and liabilities:
Decrease in inventories	7,114	5,873
Decrease / (increase) in accounts receivable	75,132	(166,834)
Decrease / (increase) in prepaid expenses and other current assets	7,492	(4,583)
Decrease / (increase) in other assets	918	(185)
Decrease in accounts payable	(16,497)	(20,740)
(Decrease) / increase in accrued expenses	(17,346)	18,421
Increase (decrease) in working capital	56,813	(168,048)
Net cash inflow from operating activities	501,349	139,802
Investing activities
Net proceeds from sales of vessels	0	541,187
Distributions from dual fuel tanker joint venture	1,489	240
Drydock, scrubber, ballast water treatment system and other vessel related payments (owned, lease financed and bareboat-in vessels)	(13,545)	(22,779)
Net cash (outflow) / inflow from investing activities	(12,056)	518,648
Financing activities
Principal repayments on debt and sale and leaseback obligations	(260,950)	(507,764)
Issuance of debt	391,482	122,637
Debt issuance costs	(7,524)	(1,621)
Principal repayments on IFRS 16 lease liabilities	(250,626)	(52,568)
Decrease in restricted cash	0	4,008
Repurchase / repayment of convertible notes	0	(82,251)
Dividends paid	(25,678)	(11,778)
Repurchase of common stock	(398,944)	0
Net cash outflow from financing activities	(552,240)	(529,337)
(Decrease) / increase in cash and cash equivalents	(62,947)	129,113
Cash and cash equivalents at beginning of period	376,870	230,415
Cash and cash equivalents at end of period	313,923	359,528
Supplemental information:
Interest paid (which includes $7 thousand of interest capitalized during the six months ended June 30, 2023. $0.1 million of interest expense was capitalized during the six months ended June 30, 2022.)	$ 73,960	$ 60,276